Consolidated Statement of Profit or Loss and Other Comprehensive Result - CHF (SFr) SFr in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues and other income
Revenues from research and development collaborations		SFr 4,970	SFr 7,038	SFr 189,556
Other income		0	0	44
Total revenues and other income		4,970	7,038	189,600
Operating expenses
Research and development expenses		(48,604)	(48,784)	(50,749)
Selling, general and administrative expenses		(17,583)	(19,362)	(22,238)
Total operating expenses		(66,187)	(68,146)	(72,987)
Operating result		(61,217)	(61,108)	116,613
Financial income		7,214	4,279	1,859
Financial expenses		(38)	(5,155)	(619)
Net finance result		7,176	(876)	1,240
Result before income taxes		(54,041)	(61,984)	117,853
Income taxes		(2)	0	0
Net result, attributable to shareholders		(54,043)	(61,984)	117,853
Items that will not be reclassified to profit or loss
Remeasurement of net pension liabilities, net of tax	[1]	(485)	(1,975)	5,334
Items that are or may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations		(10)	(16)	(17)
Other comprehensive result, net of tax		(495)	(1,991)	5,317
Total comprehensive result, attributable to shareholders		SFr (54,538)	SFr (63,975)	SFr 123,170
Basic earnings (loss) per share		SFr (1.59)	SFr (1.89)	SFr 3.63
Diluted earnings (loss) per share		SFr (1.59)	SFr (1.89)	SFr 3.54

[1]	See note 18